Organization and Nature of Operations - Schedule of Operating Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Legend Consulting Investments Limited (“Legend Consulting BVI”) [Member]
Schedule of Operating Subsidiaries [Line Items]
Place of incorporation	The British Virgin Islands (“BVI”)
Date of incorporation	Dec. 20, 2013
Percentage of direct or indirect interests	100.00%
Principal activities	Investment holding
Legend Consulting Limited (“Legend Consulting HK”) [Member]
Schedule of Operating Subsidiaries [Line Items]
Place of incorporation	Hong Kong
Date of incorporation	Jan. 08, 2014
Percentage of direct or indirect interests	100.00%
Principal activities	Investment holding
Lichen Holding Singapore Pte. Ltd. (“Lichen Singapore”) [Member]
Schedule of Operating Subsidiaries [Line Items]
Place of incorporation	Singapore
Date of incorporation	Dec. 28, 2023
Percentage of direct or indirect interests	100.00%
Principal activities	Provision of financial and taxation solution services, education support services and software and maintenance services
Fujian Province Lichen Management and Consulting Company Limited (“Lichen Zixun”) [Member]
Schedule of Operating Subsidiaries [Line Items]
Place of incorporation	Fujian, the People’s Republic of China (“PRC”)
Date of incorporation	Apr. 14, 2004
Percentage of direct or indirect interests	100.00%
Principal activities	Provision of financial and taxation solution services, education support services and software and maintenance services
Bondly Enterprises Limited (“Bondly HK”) [Member]
Schedule of Operating Subsidiaries [Line Items]
Place of incorporation	Hong Kong
Date of incorporation	Jun. 13, 2022
Percentage of direct or indirect interests	60.00%
Principal activities	Investment holding
Xiamen Bondly Management and Consulting Company Limited (Bondly XM) [Member]
Schedule of Operating Subsidiaries [Line Items]
Place of incorporation	Fujian, the People’s Republic of China (“PRC”)
Date of incorporation	Aug. 25, 2022
Percentage of direct or indirect interests	60.00%
Principal activities	Provision of financial and taxation solution services
Yingtan Legend Capital Management Co., Ltd. (“Lichen Yingtan”) [Member]
Schedule of Operating Subsidiaries [Line Items]
Place of incorporation	Jiangxi, the People’s Republic of China (“PRC”)
Date of incorporation	Nov. 27, 2023
Percentage of direct or indirect interests	100.00%
Principal activities	Investment
Xiamen Legend Technology Co., Ltd. (“Legend Technology”) [Member]
Schedule of Operating Subsidiaries [Line Items]
Place of incorporation	Fujian, the People’s Republic of China (“PRC”)
Date of incorporation	Jul. 09, 2025
Percentage of direct or indirect interests	100.00%
Principal activities	Technology promotion and application services
Xiamen City Legend Education Services Company Limited (“Lichen Education”) [Member]
Schedule of Operating Subsidiaries [Line Items]
Place of incorporation	Fujian, the People’s Republic of China (“PRC”)
Date of incorporation	Oct. 11, 2025
Percentage of direct or indirect interests	100.00%
Principal activities	Provision of financial and taxation solution services
Shanghai Legend Zhiyuan Management and Consulting Co., Ltd. (“Shanghai Zhiyuan”) [Member]
Schedule of Operating Subsidiaries [Line Items]
Place of incorporation	Shanghai, the People’s Republic of China (“PRC”)
Date of incorporation	Oct. 11, 2025
Percentage of direct or indirect interests	55.00%
Principal activities	Provision of financial and taxation solution services